Segmented Information (Tables)	9 Months Ended
Aug. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
		Three months ended		Nine months ended
	August 31, 2018	August 31, 2017	August 31, 2018	August 31, 2017
	$	$	$	$

Revenue
Canada	-	-	-	-
United States	413,555	1,189,739	1,325,040	4,426,617
	413,555	1,189,739	1,325,040	4,426,617

			August 31, 2018	November 30, 2017
			$	$
Total assets
Canada			5,633,986	7,396,781

Total property and equipment
Canada			2,909,927	3,267,551